Revenue from Contracts with Customers Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregated Revenue
Sales	$ 124,050	$ 130,675	$ 115,641	$ 125,554	$ 128,943	$ 143,947	$ 138,148	$ 121,709	$ 495,920	$ 532,747	$ 527,661
Industrial & process chemicals
Disaggregated Revenue
Sales									70,773	80,770	77,952
Fuels & emission control
Disaggregated Revenue
Sales									225,042	252,293	246,452
Packaging & engineered plastics
Disaggregated Revenue
Sales									132,654	133,614	131,181
Natural resources
Disaggregated Revenue
Sales									67,451	66,070	72,076
Ecoservices
Disaggregated Revenue
Sales									401,913	447,080	455,562
Ecoservices | Industrial & process chemicals
Disaggregated Revenue
Sales									70,648	80,661	77,866
Ecoservices | Fuels & emission control
Disaggregated Revenue
Sales									225,042	252,293	246,452
Ecoservices | Packaging & engineered plastics
Disaggregated Revenue
Sales									38,772	48,056	59,168
Ecoservices | Natural resources
Disaggregated Revenue
Sales									67,451	66,070	72,076
Catalyst Technologies
Disaggregated Revenue
Sales									94,007	85,667	72,099
Catalyst Technologies | Industrial & process chemicals
Disaggregated Revenue
Sales									125	109	86
Catalyst Technologies | Packaging & engineered plastics
Disaggregated Revenue
Sales									$ 93,882	$ 85,558	$ 72,013